Investments in subsidiaries - Principal subsidiaries of HSBC Holdings (Details)	12 Months Ended
	Dec. 31, 2023 £ / shares	Dec. 31, 2022	Dec. 31, 2023 $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2023 RM / shares	Dec. 31, 2023 $ / shares
HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Continental Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.14%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Continental Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Par value per share (in dollars per share) | € / shares				€ 5
HSBC Holdings | HSBC Trinkaus & Burkhardt GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.14%
Additional proportion of ownership interest in subsidiary	0.09%	0.07%
HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Ordinary shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			$ 0.50
Ordinary shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares	£ 1
Ordinary shares | HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares	£ 1
Ordinary shares | HSBC Holdings | HSBC Trinkaus & Burkhardt GmbH
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | € / shares				€ 1
Ordinary shares | HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)					$ 5
Ordinary shares | HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | ¥ / shares						¥ 1
Ordinary shares | HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | RM / shares							RM 0.5
Ordinary shares | HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)					$ 1
Ordinary shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			1
Ordinary shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			100
Ordinary shares | HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)								$ 2
Non-cumulative third dollar preference shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			0.01
Cumulative redeemable preference shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			1
Preference shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)			$ 0.01